                                                                               .
                                                                               .
                                                                               .

                   PROSPECTUS SUPPLEMENT DATED JUNE 30, 2008*


PRODUCT NAME                                                              PRODUCT FORM #
------------                                                              --------------
RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY                      45301 H (5/08)



The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus(es) listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

------------------------------------------------------------------------------------------------------------------
             AVAILABLE UNDER        AVAILABLE UNDER
             CONTRACTS PURCHASED    CONTRACTS PURCHASED
             ON OR AFTER            PRIOR TO               INVESTMENT OBJECTIVE AND           INVESTMENT
  FUND NAME  MAY 1, 2007            MAY 1, 2007            POLICIES                           ADVISER
------------------------------------------------------------------------------------------------------------------
  AIM V.I.   N                      Y                      Long-term growth of capital.       Invesco Aim
  Mid Cap                                                  Invests normally at least 80% of   Advisors, Inc.
  Core                                                     its net assets, plus the amount    adviser, advisory
  Equity                                                   of any borrowings for investment   entities affiliated
  Fund,                                                    purposes, in equity securities,    with Invesco Aim
  Series II                                                including convertible              Advisors, Inc.,
  Shares                                                   securities, of medium sized        subadvisers.
                                                           companies. The Fund may invest
                                                           up to 20% of its net assets in
                                                           equity securities of companies
                                                           in other market capitalization
                                                           ranges or in investment grade
                                                           debt securities. The Fund may
                                                           also invest up to 25% of its
                                                           total assets in foreign
                                                           securities.
------------------------------------------------------------------------------------------------------------------
  MFS(R)     Y                      Y                      Total return. Invests primarily    MFS Investment
  Total                                                    in equity and fixed income         Management(R)
  Return                                                   securities. MFS invests between
  Serie-                                                   40% and 75% of the fund's net
  s -- Ser-                                                assets in equity securities and
  vice                                                     at least 25% of the fund's total
  Class                                                    assets in fixed-income senior
                                                           securities.
------------------------------------------------------------------------------------------------------------------
  Van        N                      Y                      Current income and capital         Morgan Stanley
  Kampen                                                   appreciation. Invests primarily    Investment
  UIF U.S.                                                 in equity securities of            Management Inc.,
  Real                                                     companies in the real estate       doing business as
  Estate                                                   industry located throughout the    Van Kampen, adviser;
  Portfoli-                                                world, including real estate       Morgan Stanley
  o, Class                                                 operating companies, real estate   Investment
  II Shares                                                investment trusts and similar      Management Limited
                                                           entities established outside the   and Morgan Stanley
                                                           U.S. (foreign real estate          Investment
                                                           companies).                        Management Company,
                                                                                              sub-advisers.
------------------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45301-9 A (6/08)

* Effective until next prospectus update.

                          PROSPECTUS SUPPLEMENT DATED JUNE 30, 2008*
PRODUCT NAME                                                              PRODUCT FORM #
WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY                  45303 H (5/08)




The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus(es) listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:



--------------------------------------------------------------------------------------------
                   AVAILAB-
                   LE UNDER  AVAILAB-
                   CONTRAC-  LE UNDER
                   TS        CONTRAC-
                   PURCHAS-  TS
                   ED        PURCHAS-
                   ON OR     ED PRIOR
                   AFTER     TO
                   MAY 1,    MAY 1,                                          INVESTMENT
 FUND NAME         2007      2007      INVESTMENT OBJECTIVE AND POLICIES     ADVISER
--------------------------------------------------------------------------------------------
 FTVIPT            N         Y         High total return. The Fund normally  Franklin
 Franklin Global                       invests at least 80% of its net       Templeton
 Real Estate                           assets in investments of companies    Institutional,
 Securities                            located anywhere in the world that    LLC
 Fund -- Class 2                       operate in the real estate sector
                                       and normally invests predominantly
                                       in equity securities.
--------------------------------------------------------------------------------------------
 Putnam VT         N         Y         Capital appreciation. The fund        Putnam
 Health Sciences                       pursues its goal by investing         Investment
 Fund --                               mainly in common stocks of            Management,
 Class IB Shares                       companies in the health sciences      LLC
                                       industries, with a focus on growth
                                       stocks. Under normal circumstances,
                                       the fund invests at least 80% of
                                       its net assets in securities of (a)
                                       companies that derive at least 50%
                                       of their assets, revenues or
                                       profits from the pharmaceutical,
                                       health care services, applied
                                       research and development and
                                       medical equipment and supplies
                                       industries, or (b) companies Putnam
                                       Management thinks have the
                                       potential for growth as a result of
                                       their particular products,
                                       technology, patents or other market
                                       advantages in the health sciences
                                       industries.
--------------------------------------------------------------------------------------------
 Putnam VT         N         Y         Capital appreciation. The fund        Putnam
 Small Cap Value                       pursues its goal by investing         Investment
 Fund --                               mainly in common stocks of U.S.       Management,
 Class IB Shares                       companies, with a focus on value      LLC
                                       stocks. Under normal circumstances,
                                       the fund invests at least 80% of
                                       its net assets in small companies
                                       of a size similar to those in the
                                       Russell 2000 Value Index.
--------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45303-13 A (6/08)

*Effective until next prospectus update.